Federated Hermes Capital Income Fund
Portfolio of Investments
February 28, 2025 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—38.0%
		Communication Services—2.2%
15,190		Alphabet, Inc., Class A	$ 2,586,553
175,977		AT&T, Inc.	4,823,529
32,666		Deutsche Telekom AG, Class REG	1,179,656
9,748		Meta Platforms, Inc.	6,513,614
		TOTAL	15,103,352
		Consumer Discretionary—2.3%
14,512	[1]	Amazon.com, Inc.	3,080,607
42,172		General Motors Co.	2,071,910
56,250	[1]	HBX Group International PLC	630,190
2,001		Home Depot, Inc.	793,597
9,829		Nike, Inc., Class B	780,718
77,633	[1]	PENN Entertaintment, Inc.	1,669,886
156,627		The Wendy’s Co.	2,427,719
6,254	[1]	Ulta Beauty, Inc.	2,291,215
20,074		Whirlpool Corp.	2,043,332
		TOTAL	15,789,174
		Consumer Staples—2.2%
2,976		Costco Wholesale Corp.	3,120,663
16,054		Procter & Gamble Co.	2,790,827
14,333	[1]	Smithfield Foods, Inc.	298,700
58,164		The Coca-Cola Co.	4,141,859
41,952		WalMart, Inc.	4,136,887
		TOTAL	14,488,936
		Energy—2.2%
22,812		Chevron Corp.	3,618,439
23,323		ConocoPhillips	2,312,476
35,780		Exxon Mobil Corp.	3,983,387
21,429	[1]	Infinity Natural Resources, Inc.	385,293
41,981		Schlumberger Ltd.	1,748,929
14,123		TotalEnergies SE	851,055
9,973		Valero Energy Corp.	1,303,770
15,137		Williams Cos., Inc.	880,671
		TOTAL	15,084,020
		Financials—7.8%
11,042		Allstate Corp.	2,199,014
10,899		American Express Co.	3,280,163
30,023		American International Group, Inc.	2,490,108
10,437		Assurant, Inc.	2,169,748
81,661		Bank of America Corp.	3,764,572
2,180		BlackRock, Inc.	2,131,560
69,279		Citizens Financial Group, Inc.	3,170,900
2,924		Goldman Sachs Group, Inc.	1,819,576
13,235		Intercontinental Exchange, Inc.	2,292,699
33,795		JPMorgan Chase & Co.	8,943,847
25,964		KKR & Co., Inc.	3,520,459
9,017		Progressive Corp., OH	2,542,794
5,089		S&P Global, Inc.	2,716,203

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
9,309		UMB Financial Corp.	$ 1,027,062
12,288		Visa, Inc., Class A	4,456,980
41,947		Wells Fargo & Co.	3,285,289
8,754		Willis Towers Watson PLC	2,973,296
		TOTAL	52,784,270
		Health Care—5.2%
6,394		Abbott Laboratories	882,436
9,900		AbbVie, Inc.	2,069,397
22,417		AstraZeneca PLC	3,394,617
33,731	[1]	Avantor, Inc.	563,308
7,501		Becton Dickinson & Co.	1,691,701
13,933	[1]	Boston Scientific Corp.	1,446,106
3,225		Danaher Corp.	670,026
118,794	[1]	Elanco Animal Health, Inc.	1,326,929
4,764		Eli Lilly & Co.	4,385,881
8,987		Johnson & Johnson	1,483,035
3,989		McKesson Corp.	2,553,997
29,564		Medtronic PLC	2,720,479
30,438		Merck & Co., Inc.	2,807,906
121,438		Pfizer, Inc.	3,209,606
9,084		Sanofi	989,153
4,051		Thermo Fisher Scientific, Inc.	2,142,817
5,708		UnitedHealth Group, Inc.	2,711,072
		TOTAL	35,048,466
		Industrials—3.4%
11,584	[1]	Builders Firstsource, Inc.	1,610,060
2,040		Deere & Co.	980,812
19,847		Delta Air Lines, Inc.	1,193,202
5,006		Dover Corp.	995,043
66,000	[1]	Ferrari NV	547,721
8,215		GE Aerospace	1,700,341
3,143	[1]	GE Vernova, Inc.	1,053,471
9,415		J. B. Hunt Transportation Services, Inc.	1,517,604
40,553		Knight-Swift Transportation Holdings, Inc.	2,045,493
5,819		Parker-Hannifin Corp.	3,890,060
9,723		Regal Rexnord Corp.	1,258,156
15,349		RTX Corp.	2,041,263
15,125		Stanley Black & Decker, Inc.	1,308,766
12,920		Waste Management, Inc.	3,007,517
		TOTAL	23,149,509
		Information Technology—7.8%
4,440		Accenture PLC	1,547,340
3,079	[1]	Adobe, Inc.	1,350,326
14,057	[1]	Advanced Micro Devices, Inc.	1,403,732
46,519		Apple, Inc.	11,250,155
6,752		Applied Materials, Inc.	1,067,289
33,726		Broadcom, Inc.	6,725,976
25,182		Dell Technologies, Inc.	2,587,702
9,686		IBM Corp.	2,445,134
11,563		Microchip Technology, Inc.	680,598
20,318		Micron Technology, Inc.	1,902,374
23,852		Microsoft Corp.	9,469,006

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
3,160		Motorola Solutions, Inc.	$ 1,391,095
44,960		NVIDIA Corp.	5,616,403
9,398		Salesforce, Inc.	2,799,194
17,138		TD SYNNEX Corp.	2,356,304
		TOTAL	52,592,628
		Materials—1.5%
24,573		FMC Corp.	906,744
32,072		Freeport-McMoRan, Inc.	1,183,777
6,794		Linde PLC	3,173,138
13,322		LyondellBasell Industries N.V.	1,023,529
86,167	[1]	MP Materials Corp.	2,068,870
6,607		Vulcan Materials Co.	1,633,977
		TOTAL	9,990,035
		Real Estate—1.7%
11,022		American Tower Corp.	2,266,344
31,868		Brixmor Property Group, Inc.	891,029
2,762		Equinix, Inc.	2,498,560
24,067		NNN REIT, Inc.	1,021,644
16,033		ProLogis, Inc.	1,986,809
105,975		RLJ Lodging Trust	981,329
6,793		Simon Property Group, Inc.	1,264,109
6,397		Sun Communities, Inc.	870,952
		TOTAL	11,780,776
		Utilities—1.7%
165,501		CenterPoint Energy, Inc.	5,689,924
80,148		PPL Corp.	2,822,011
32,238		Southern Co.	2,894,650
		TOTAL	11,406,585
		TOTAL COMMON STOCKS (IDENTIFIED COST $201,285,744)	257,217,751
		U.S. TREASURIES—9.3%
		U.S. Treasury Bond—2.8%
$19,100,000		United States Treasury Bond, 4.500%, 11/15/2054	19,123,875
		U.S. Treasury Note—6.5%
15,300,000		United States Treasury Note, 4.250%, 11/15/2034	15,356,799
8,300,000		United States Treasury Note, 4.500%, 5/31/2029	8,455,631
20,000,000		United States Treasury Note, 4.875%, 5/31/2026	20,189,312
		TOTAL	44,001,742
		TOTAL U.S. TREASURIES (IDENTIFIED COST $62,055,540)	63,125,617
		PREFERRED STOCKS—5.2%
		Communication Services—1.3%
53,064		Google, Issued by JP Morgan Chase & Co., ELN, 4.600%, 10/8/25	8,926,426
		Consumer Discretionary—1.0%
32,755		Amazon, Issued by JP Morgan Chase & Co., ELN, 3.000%, 6/17/25	7,010,553
		Financials—1.2%
60,000		Apollo Global Management, Inc., Conv. Pfd., 6.750%	4,726,200
60,000		Ares Management Corp., Conv. Pfd., 6.750%	3,206,400
		TOTAL	7,932,600
		Industrials—0.2%
28,000		Boeing Co., Conv. Pfd., 6.000%	1,676,640
		Information Technology—0.5%
58,591		Hewlett Packard Enterprise Co., Conv. Pfd., 7.625%	3,344,960

Shares or Principal Amount		Value
	PREFERRED STOCKS—continued
	Materials—0.2%
37,000	Albemarle Corp., Conv. Pfd., 7.250%	$ 1,391,200
	Utilities—0.8%
129,000	NextEra Energy, Inc., Conv. Pfd., 6.926%	5,185,800
	PREFERRED STOCKS (IDENTIFIED COST $34,350,089)	35,468,179
	CORPORATE BONDS—2.8%
	Basic Industry - Metals & Mining—0.0%
$ 75,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	72,545
35,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/23/2051	23,727
	TOTAL	96,272
	Capital Goods - Aerospace & Defense—0.1%
225,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	208,003
30,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	20,840
30,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	32,150
50,000	Boeing Co., Sr. Unsecd. Note, 6.858%, 5/1/2054	55,137
130,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	126,205
100,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	101,067
	TOTAL	543,402
	Capital Goods - Building Materials—0.0%
40,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	38,018
	Capital Goods - Diversified Manufacturing—0.0%
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	15,309
15,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	15,188
25,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	23,576
90,000	Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	86,647
	TOTAL	140,720
	Capital Goods - Environmental—0.0%
100,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	101,044
100,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	91,009
	TOTAL	192,053
	Communications - Cable & Satellite—0.1%
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	98,498
95,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	94,446
200,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 2/1/2027	196,385
	TOTAL	389,329
	Communications - Media & Entertainment—0.0%
35,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	35,567
25,000	AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	25,534
40,000	Walt Disney Co., Sr. Unsecd. Note, 3.600%, 1/13/2051	30,342
100,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2042	82,915
	TOTAL	174,358
	Communications - Telecom Wireless—0.1%
150,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	139,070
100,000	T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	86,479
145,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	144,316
85,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.625%, 2/10/2053	81,921
	TOTAL	451,786
	Communications - Telecom Wirelines—0.1%
85,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	61,045
190,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	169,802
150,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	129,222

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wirelines—continued
$ 110,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.550%, 3/22/2051	$ 80,609
	TOTAL	440,678
	Consumer Cyclical - Automotive—0.1%
100,000	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 5.800%, 10/3/2025	100,753
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	208,013
100,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	87,627
	TOTAL	396,393
	Consumer Cyclical - Retailers—0.0%
125,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	127,295
150,000	Home Depot, Inc., Sr. Unsecd. Note, 2.950%, 6/15/2029	141,180
	TOTAL	268,475
	Consumer Non-Cyclical - Food/Beverage—0.2%
232,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.900%, 2/1/2046	217,075
100,000	Bacardi-Martini B.V., Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	103,033
150,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	136,784
45,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.750%, 5/1/2050	33,522
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	125,534
130,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	115,920
150,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	145,854
85,000	The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	82,168
125,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	128,737
	TOTAL	1,088,627
	Consumer Non-Cyclical - Health Care—0.1%
55,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.100%, 6/4/2030	48,292
125,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	108,486
75,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	74,320
50,000	HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	49,116
	TOTAL	280,214
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
235,000	AbbVie, Inc., Sr. Unsecd. Note, 3.200%, 11/21/2029	221,382
100,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	101,576
190,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	190,641
60,000	AstraZeneca PLC, Sr. Unsecd. Note, 1.375%, 8/6/2030	50,951
200,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.350%, 11/15/2047	171,047
	TOTAL	735,597
	Consumer Non-Cyclical - Products—0.0%
65,000	Church & Dwight Co., Inc., Sr. Unsecd. Note, 2.300%, 12/15/2031	55,978
	Consumer Non-Cyclical - Tobacco—0.1%
85,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	59,990
150,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	157,394
145,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	155,072
	TOTAL	372,456
	Energy - Independent—0.0%
100,000	APA Corp., Sr. Unsecd. Note, 144A, 6.750%, 2/15/2055	100,941
105,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	115,134
	TOTAL	216,075
	Energy - Integrated—0.0%
50,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	49,554
	Energy - Midstream—0.1%
105,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	105,268
125,000	Enbridge, Inc., Sr. Unsecd. Note, 5.950%, 4/5/2054	127,025
70,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	70,673

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 150,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	$ 150,263
125,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	107,713
30,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	27,821
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	124,092
	TOTAL	712,855
	Financial Institution - Banking—0.8%
400,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	358,957
70,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	71,211
100,000	Bank of America Corp., Sr. Unsecd. Note, 5.511%, 1/24/2036	102,221
130,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	119,649
150,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	148,409
285,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	279,059
125,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	125,624
250,000	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,061
75,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	76,430
110,000	FNB Corp. (PA), 5.722%, 12/11/2030	110,816
70,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	70,017
170,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	166,405
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.851%, 4/25/2035	260,015
250,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 5/25/2026	248,572
125,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	127,526
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	88,402
400,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	394,121
70,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	71,031
65,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.350%, 6/1/2034	66,207
125,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	133,382
55,000	M&T Bank Corp., Sr. Unsecd. Note, 6.082%, 3/13/2032	57,461
65,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	70,371
80,000	Morgan Stanley, Sr. Unsecd. Note, 4.889%, 7/20/2033	79,107
60,000	Morgan Stanley, Sr. Unsecd. Note, 5.424%, 7/21/2034	61,068
40,000	Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	40,668
100,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.431%, 1/23/2030	98,732
225,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 8/9/2026	230,595
100,000	Northern Trust Corp., Sub., 6.125%, 11/2/2032	107,777
40,000	PNC Financial Services Group, Inc., 5.575%, 1/29/2036	40,985
80,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	82,542
105,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	107,794
65,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	66,376
150,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.887%, 6/7/2029	137,021
55,000	US Bancorp, 5.100%, 7/23/2030	55,618
85,000	Wells Fargo & Co., Sr. Unsecd. Note, 2.188%, 4/30/2026	84,659
275,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	268,641
60,000	Wells Fargo & Co., Sr. Unsecd. Note, 5.389%, 4/24/2034	60,727
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.879%, 10/30/2030	91,900
100,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.897%, 7/25/2033	98,656
	TOTAL	5,106,813
	Financial Institution - Broker/Asset Mgr/Exchange—0.0%
50,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	41,779
	Financial Institution - Finance Companies—0.0%
150,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	150,406
75,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	78,851
	TOTAL	229,257

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—0.1%
$ 200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 4.900%, 4/1/2077	$ 170,226
250,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	328,859
	TOTAL	499,085
	Financial Institution - Insurance - P&C—0.1%
125,000	Aon North America, Inc., 5.750%, 3/1/2054	126,739
100,000	Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	101,551
80,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	79,902
	TOTAL	308,192
	Financial Institution - REIT - Apartment—0.0%
105,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	102,563
	Financial Institution - REIT - Healthcare—0.0%
100,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	99,446
110,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	98,363
	TOTAL	197,809
	Financial Institution - REIT - Office—0.0%
130,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	102,609
40,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	32,468
	TOTAL	135,077
	Financial Institution - REIT - Other—0.0%
50,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.500%, 4/15/2035	49,681
125,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	125,875
	TOTAL	175,556
	Financial Institution - REIT - Retail—0.0%
160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	157,842
	Technology—0.2%
50,000	Alphabet, Inc., Sr. Unsecd. Note, 2.050%, 8/15/2050	28,868
95,000	Broadcom, Inc., Sr. Unsecd. Note, 4.150%, 11/15/2030	92,047
85,000	Broadcom, Inc., Sr. Unsecd. Note, 5.050%, 7/12/2029	86,196
75,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	76,356
5,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.187%, 11/15/2036	4,119
60,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	57,839
150,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	142,457
55,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	53,579
120,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	118,142
60,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	60,513
195,000	Oracle Corp., Sr. Unsecd. Note, 6.900%, 11/9/2052	221,940
125,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	122,985
125,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	131,952
75,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	73,760
40,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	34,963
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2027	77,158
40,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	38,182
35,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	29,812
	TOTAL	1,450,868
	Transportation - Airlines—0.3%
2,000,000	American Airlines Group, Inc., Conv. Bond, 6.500%, 7/1/2025	2,094,680
	Transportation - Railroads—0.0%
65,000	Union Pacific Corp., Sr. Unsecd. Note, 2.400%, 2/5/2030	58,778
	Transportation - Services—0.0%
125,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.200%, 10/30/2034	126,521
120,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	103,714
	TOTAL	230,235

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Electric—0.2%
$ 80,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	$ 82,243
75,000		Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	66,574
150,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	132,120
125,000		Constellation Energy Generation LLC, Sr. Unsecd. Note, 5.800%, 3/1/2033	129,719
100,000		Duke Energy Corp., Sr. Unsecd. Note, 5.000%, 12/8/2027	101,285
40,000		Duke Energy Ohio, Inc., Term Loan - 1st Lien, 5.250%, 4/1/2033	40,818
280,000		Evergy Metro, Inc., Sr. Unsecd. Note, 4.200%, 3/15/2048	230,998
30,000		Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	23,585
80,000		FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	69,561
100,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 2/28/2033	99,894
130,000		NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	109,516
45,000		Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	41,798
175,000		Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	173,120
45,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	41,273
		TOTAL	1,342,504
		TOTAL CORPORATE BONDS (IDENTIFIED COST $19,415,757)	18,773,878
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.6%
		Commercial Mortgage—0.4%
875,000		Bank 2018-BN12, Class A4, 4.255%, 5/15/2061	859,066
1,225,000		Bank 2018-BN15, Class A4, 4.407%, 11/15/2061	1,206,848
285,000		Bank 2022-BNK40, Class A4, 3.393%, 3/15/2064	257,276
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 5/10/2050	383,403
		TOTAL	2,706,593
		Non-Agency Mortgage-Backed Securities—0.2%
1,658,502		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	1,364,896
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,420,440)	4,071,489
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Federal Home Loan Mortgage Corporation—0.4%
967,182		FHLMC REMIC, Series K054, Class A2, 2.745%, 1/25/2026	953,681
897,734		FHLMC REMIC, Series K105, Class A1, 1.536%, 9/25/2029	835,248
600,000		FHLMC REMIC, Series K109, Class A2, 1.558%, 4/25/2030	523,321
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,477,396)	2,312,250
		ASSET-BACKED SECURITY—0.1%
		Other—0.1%
725,761		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039 (IDENTIFIED COST $719,429)	714,292
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., Warrants 3/31/2029 (IDENTIFIED COST $0)	55,446
		INVESTMENT COMPANIES—43.2%
2,512,461		Bank Loan Core Fund	21,841,345
9,607,130		Emerging Markets Core Fund	84,446,675
1,811,665		Federated Hermes Government Obligations Fund, Premier Shares, 4.26%[2]	1,811,665
14,045,583		High Yield Bond Core Fund	79,498,005

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
12,527,421	Mortgage Core Fund	$104,854,511
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $348,038,712)	292,452,201
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $672,763,107)	674,191,103
	OTHER ASSETS AND LIABILITIES - NET—0.4%[3]	2,617,050
	NET ASSETS—100%	$676,808,153
At February 28, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	38	$7,864,813	June 2025	$30,202
United States Treasury Notes 5-Year Long Futures	160	$17,270,000	June 2025	$147,140
United States Treasury Notes 10-Year Long Futures	31	$3,443,906	June 2025	$41,344
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	33	$3,770,250	June 2025	$(42,965)
United States Treasury Ultra Bond Short Futures	159	$19,735,875	June 2025	$(454,758)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(279,037)
At February 28, 2025, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 02/28/2025[4]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index HY Series 39	Buy	5.000%	12/20/2027	2.14%	$7,275,000	$(536,493)	$12,889	$(549,382)
Net Unrealized Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2025, were as follows:
Affiliates	Value as of 11/30/2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/28/2025	Shares Held as of 2/28/2025	Dividend Income
Bank Loan Core Fund	$15,628,159	$6,367,452	$—	$(154,266)	$—	$21,841,345	2,512,461	$367,639
Emerging Markets Core Fund	$97,226,757	$—	$(12,000,000)	$(1,743,124)	$963,042	$84,446,675	9,607,130	$2,357,248
Federated Hermes Government Obligations Fund, Premier Shares	$522,971	$23,166,274	$(21,877,580)	$—	$—	$1,811,665	1,811,665	$35,110
High Yield Bond Core Fund	$79,638,461	$—	$—	$(140,456)	$—	$79,498,005	14,045,583	$1,351,895
Mortgage Core Fund	$100,545,493	$4,100,000	$—	$209,018	$—	$104,854,511	12,527,421	$1,246,586
TOTAL OF AFFILIATED TRANSACTIONS	$293,561,841	$33,633,726	$(33,877,580)	$(1,828,828)	$963,042	$292,452,201	40,504,260	$5,358,478

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2025.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$236,438,649	$—	$—	$236,438,649
International	14,364,621	6,414,481	—	20,779,102
Preferred Stocks
Domestic	19,531,200	15,936,979	—	35,468,179
Debt Securities:
U.S. Treasuries	—	63,125,617	—	63,125,617
Corporate Bonds	—	18,773,878	—	18,773,878
Collateralized Mortgage Obligations	—	4,071,489	—	4,071,489
Commercial Mortgage-Backed Securities	—	2,312,250	—	2,312,250
Asset-Backed Security	—	714,292	—	714,292
Warrant	—	55,446	—	55,446
Investment Companies	292,452,201	—	—	292,452,201
TOTAL SECURITIES	$562,786,671	$111,404,432	$—	$674,191,103
Other Financial Instruments:
Assets
Futures Contracts	$218,686	$—	$—	$218,686
Liabilities
Futures Contracts	(497,723)	—	—	(497,723)
Swap Contracts	—	(536,493)	—	(536,493)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(279,037)	$(536,493)	$—	$(815,530)

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
ELN	—Equity-Linked Notes
FHLMC	—Federal Home Loan Mortgage Corporation
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit